16 Sentry Park West o Suite 405
                                  1787 Sentry Parkway West o Blue Bell, PA 19422

                                                             Voice: 215.540.1300
                                                               Fax: 215.540.1301
                                                                 www.corsell.com

Corsell Law Group, Ltd.
--------------------------------------------------------------------------------
ATTORNEYS AT LAW

November 5, 2004

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Industry Leaders Fund ("Registrant")
         File Nos. 333-62893 and 811-09150


Ladies and Gentlemen:

As counsel to, and on behalf of, the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of Prospectus and the form of Statement of Additional Information relating to each series of the Registrant that would have been filed under paragraph (c) of Rule 497, does not differ from that contained in post-effective amendment No. 11 to the Registration Statement of the Registrant, which was filed pursuant to Rule 485(b) with the Securities and Exchange Commission on Monday, November 1, 2004.

Questions related to this filing should be directed to my attention at (215) 540-1300.

Very truly yours,

/s/  Laura Anne Corsell

Laura Anne Corsell, Esq.



cc:      Gerald P. Sullivan